EQUITY - Dividends (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 £ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 £ / shares	Dec. 31, 2018 £ / shares
Equity
Total dividends paid for ordinary share	$ 329,000		$ 328,000		$ 318,000
Distributable reserves	3,923,000
Ordinary Shares
Equity
Ordinary final dividends per share | £ / shares				£ 23.1		£ 23.1	£ 22.0
Interim dividend per ordinary share | £ / shares		£ 14.4		£ 14.4		£ 14.4
Ordinary dividends paid relating to prior years	203,000		202,000		192,000
Ordinary dividends paid relating to current years	126,000		126,000		126,000
Total dividends paid for ordinary share	$ 329,000		$ 328,000		$ 318,000
Proposed final dividend per ordinary share | $ / shares	$ 0.231
Total proposed dividends	$ 203,000